UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MAY 31, 2014

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA GOVERNMENT SECURITIES FUND
AUGUST 31, 2014

                                                                      (Form N-Q)

48052-1014                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GOVERNMENT SECURITIES FUND
August 31, 2014 (unaudited)

PRINCIPAL                                                                                                    MARKET
AMOUNT                                                                         COUPON                         VALUE
(000)         SECURITY                                                           RATE          MATURITY       (000)
-------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ISSUES (93.4%)(a)

              MORTGAGE-BACKED PASS-THROUGH SECURITIES, SINGLE-FAMILY (69.2%)
$     9,978   Fannie Mae (+)                                                    3.00%         2/01/2027    $ 10,372
      5,768   Fannie Mae (+)                                                    3.00          2/01/2027       5,996
      4,773   Fannie Mae (+)                                                    3.50          5/01/2021       5,051
      6,691   Fannie Mae (+)                                                    3.50          1/01/2042       6,899
     10,785   Fannie Mae (+)                                                    3.50          5/01/2042      11,121
      4,437   Fannie Mae (+)                                                    4.00          8/01/2039       4,709
      1,882   Fannie Mae (+)                                                    5.00         12/01/2035       2,080
        772   Fannie Mae (+)                                                    5.50         11/01/2037         858
         83   Fannie Mae (+)                                                    6.00          2/01/2017          86
      1,081   Fannie Mae (+)                                                    6.00          5/01/2038       1,217
         44   Fannie Mae (+)                                                    6.50         10/01/2016          46
        128   Fannie Mae (+)                                                    6.50         12/01/2016         132
      7,881   Freddie Mac (+)                                                   3.00          6/01/2042       7,853
     10,435   Freddie Mac (+)                                                   3.50          5/01/2042      10,737
      3,986   Freddie Mac (+)                                                   4.00          9/01/2040       4,222
        335   Freddie Mac (+)                                                   5.00          1/01/2021         363
      1,602   Freddie Mac (+)                                                   5.50         12/01/2035       1,795
      3,062   Government National Mortgage Assn. I                              4.00          7/15/2040       3,273
      2,905   Government National Mortgage Assn. I                              4.00          8/15/2040       3,122
      7,511   Government National Mortgage Assn. I                              4.00          9/15/2040       8,030
      1,641   Government National Mortgage Assn. I                              4.50          5/15/2024       1,742
      2,539   Government National Mortgage Assn. I                              4.50          9/15/2024       2,695
      1,774   Government National Mortgage Assn. I                              4.50          9/15/2024       1,919
      1,781   Government National Mortgage Assn. I                              4.50         10/15/2024       1,891
      1,730   Government National Mortgage Assn. I                              4.50         10/15/2024       1,837
      9,687   Government National Mortgage Assn. I                              4.50          9/15/2039      10,602
      5,908   Government National Mortgage Assn. I                              4.50         11/15/2039       6,497
      8,402   Government National Mortgage Assn. I                              4.50         12/15/2039       9,240
     27,431   Government National Mortgage Assn. I                              4.50          2/15/2040      30,164
      5,848   Government National Mortgage Assn. I                              4.50          3/15/2040       6,382
      5,826   Government National Mortgage Assn. I                              4.50          6/15/2040       6,357
      7,425   Government National Mortgage Assn. I                              4.50          7/15/2040       8,103
      6,501   Government National Mortgage Assn. I                              4.50          1/15/2041       7,095
      1,485   Government National Mortgage Assn. I                              5.00          2/15/2039       1,631
        768   Government National Mortgage Assn. I                              5.50         12/15/2018         814
      5,191   Government National Mortgage Assn. I                              5.50         10/15/2033       5,807
      2,220   Government National Mortgage Assn. I                              5.50         12/15/2033       2,481
      1,210   Government National Mortgage Assn. I                              5.50          7/15/2034       1,357
      2,987   Government National Mortgage Assn. I                              5.50         10/15/2035       3,376
      1,845   Government National Mortgage Assn. I                              5.50          3/15/2038       2,047
      2,644   Government National Mortgage Assn. I                              5.50          4/15/2038       2,957
      7,444   Government National Mortgage Assn. I                              5.50          6/15/2039       8,266
        440   Government National Mortgage Assn. I                              6.00         12/15/2016         454
        901   Government National Mortgage Assn. I                              6.00          8/15/2022         966
        611   Government National Mortgage Assn. I                              6.00          4/15/2028         705
        145   Government National Mortgage Assn. I                              6.00         11/15/2028         163
        212   Government National Mortgage Assn. I                              6.00          2/15/2029         238
        344   Government National Mortgage Assn. I                              6.00          7/15/2029         397
        401   Government National Mortgage Assn. I                              6.00          5/15/2032         452
      1,710   Government National Mortgage Assn. I                              6.00          1/15/2033       1,979

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1  | USAA Government Securities Fund

================================================================================

PRINCIPAL                                                                                                    MARKET
AMOUNT                                                                         COUPON                         VALUE
(000)         SECURITY                                                           RATE          MATURITY       (000)
-------------------------------------------------------------------------------------------------------------------
$       527   Government National Mortgage Assn. I                              6.00%         2/15/2033    $    610
        482   Government National Mortgage Assn. I                              6.00          7/15/2033         557
        456   Government National Mortgage Assn. I                              6.00          9/15/2033         528
        690   Government National Mortgage Assn. I                              6.00          3/15/2037         794
        965   Government National Mortgage Assn. I                              6.00          9/15/2037       1,086
      1,790   Government National Mortgage Assn. I                              6.00          5/15/2038       2,015
      1,077   Government National Mortgage Assn. I                              6.00          5/15/2038       1,217
        787   Government National Mortgage Assn. I                              6.00          9/15/2038         885
      1,021   Government National Mortgage Assn. I                              6.00         10/15/2038       1,149
      1,462   Government National Mortgage Assn. I                              6.00         12/15/2038       1,646
        177   Government National Mortgage Assn. I                              6.50          5/15/2028         202
        114   Government National Mortgage Assn. I                              6.50          5/15/2028         130
        160   Government National Mortgage Assn. I                              6.50          7/15/2028         186
         59   Government National Mortgage Assn. I                              6.50          9/15/2028          67
        328   Government National Mortgage Assn. I                              6.50         11/15/2028         371
         20   Government National Mortgage Assn. I                              6.50          1/15/2029          24
         38   Government National Mortgage Assn. I                              6.50          1/15/2029          43
        517   Government National Mortgage Assn. I                              6.50          3/15/2031         599
        433   Government National Mortgage Assn. I                              6.50         10/15/2031         500
        297   Government National Mortgage Assn. I                              6.50          1/15/2032         344
        601   Government National Mortgage Assn. I                              6.50          8/15/2032         708
      1,772   Government National Mortgage Assn. I                              6.50          9/15/2032       2,072
         21   Government National Mortgage Assn. I                              6.75          5/15/2028          24
         62   Government National Mortgage Assn. I                              7.00          4/15/2027          64
        297   Government National Mortgage Assn. I                              7.00          5/15/2027         348
         53   Government National Mortgage Assn. I                              7.00          6/15/2028          54
         27   Government National Mortgage Assn. I                              7.00          7/15/2028          30
        100   Government National Mortgage Assn. I                              7.00          8/15/2028         112
         57   Government National Mortgage Assn. I                              7.00          8/15/2028          67
        130   Government National Mortgage Assn. I                              7.00          9/15/2028         146
        504   Government National Mortgage Assn. I                              7.00          5/15/2029         583
        630   Government National Mortgage Assn. I                              7.00          6/15/2029         731
        121   Government National Mortgage Assn. I                              7.00          8/15/2031         130
        134   Government National Mortgage Assn. I                              7.00          9/15/2031         158
        161   Government National Mortgage Assn. I                              7.00         10/15/2031         181
         81   Government National Mortgage Assn. I                              7.00          6/15/2032          94
        263   Government National Mortgage Assn. I                              7.00          7/15/2032         311
        137   Government National Mortgage Assn. I                              7.50          2/15/2028         164
         32   Government National Mortgage Assn. I                              7.50          3/15/2029          39
         93   Government National Mortgage Assn. I                              7.50          4/15/2029         106
          2   Government National Mortgage Assn. I                              7.50          7/15/2029           2
        137   Government National Mortgage Assn. I                              7.50         10/15/2029         161
         65   Government National Mortgage Assn. I                              7.50         10/15/2029          71
         24   Government National Mortgage Assn. I                              7.50         12/15/2030          28
         37   Government National Mortgage Assn. I                              7.50          1/15/2031          43
         69   Government National Mortgage Assn. I                              7.50         11/15/2031          80
          9   Government National Mortgage Assn. I                              8.00          1/15/2022           9
         79   Government National Mortgage Assn. I                              8.00          6/15/2023          88
        140   Government National Mortgage Assn. I                              8.00          5/15/2027         154
         87   Government National Mortgage Assn. I                              8.00          7/15/2030          94
         37   Government National Mortgage Assn. I                              8.00          9/15/2030          43
         18   Government National Mortgage Assn. I                              8.50          6/15/2021          19
          8   Government National Mortgage Assn. I                              8.50          7/15/2022           8
         28   Government National Mortgage Assn. I                              9.00          7/15/2021          31
      5,728   Government National Mortgage Assn. II                             4.00         11/20/2040       6,121
      3,921   Government National Mortgage Assn. II                             4.50          4/20/2024       4,156
      2,433   Government National Mortgage Assn. II                             5.00          5/20/2033       2,703
      3,029   Government National Mortgage Assn. II                             5.00          7/20/2033       3,365
      1,870   Government National Mortgage Assn. II                             5.00          6/20/2034       2,077
      4,826   Government National Mortgage Assn. II                             5.00          9/20/2035       5,350
      1,552   Government National Mortgage Assn. II                             5.00          2/20/2037       1,710
        650   Government National Mortgage Assn. II                             5.50          4/20/2033         737
      2,219   Government National Mortgage Assn. II                             5.50          3/20/2034       2,514
      8,179   Government National Mortgage Assn. II                             5.50          2/20/2035       9,274
      7,008   Government National Mortgage Assn. II                             5.50          4/20/2035       7,948

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                                    MARKET
AMOUNT                                                                         COUPON                         VALUE
(000)         SECURITY                                                           RATE          MATURITY       (000)
-------------------------------------------------------------------------------------------------------------------
$     3,540   Government National Mortgage Assn. II                             5.50%         7/20/2035    $  4,010
      1,904   Government National Mortgage Assn. II                             5.50          1/20/2037       2,153
        320   Government National Mortgage Assn. II                             6.00          3/20/2031         368
        762   Government National Mortgage Assn. II                             6.00          8/20/2032         876
        677   Government National Mortgage Assn. II                             6.00          9/20/2032         778
        693   Government National Mortgage Assn. II                             6.00         10/20/2033         797
        488   Government National Mortgage Assn. II                             6.00         12/20/2033         549
      2,198   Government National Mortgage Assn. II                             6.00          2/20/2034       2,527
      2,105   Government National Mortgage Assn. II                             6.00          3/20/2034       2,420
      1,404   Government National Mortgage Assn. II                             6.00          9/20/2034       1,607
      3,914   Government National Mortgage Assn. II                             6.00         10/20/2034       4,485
        516   Government National Mortgage Assn. II                             6.00         11/20/2034         579
      1,511   Government National Mortgage Assn. II                             6.00          5/20/2036       1,700
        154   Government National Mortgage Assn. II                             6.50          5/20/2031         178
        127   Government National Mortgage Assn. II                             6.50          7/20/2031         148
        329   Government National Mortgage Assn. II                             6.50          8/20/2031         387
        506   Government National Mortgage Assn. II                             6.50          4/20/2032         580
        486   Government National Mortgage Assn. II                             6.50          6/20/2032         566
      1,481   Government National Mortgage Assn. II                             6.50          8/20/2034       1,732
        441   Government National Mortgage Assn. II                             7.00          9/20/2030         513
         88   Government National Mortgage Assn. II                             7.50          4/20/2031         106
         20   Government National Mortgage Assn. II                             8.00         12/20/2022          22
        463   Government National Mortgage Assn. II                             8.00          8/20/2030         579
                                                                                                           --------
                                                                                                            310,097
                                                                                                           --------
              COLLATERALIZED MORTGAGE OBLIGATIONS (10.4%)
      3,149   Fannie Mae (+)                                                    0.46 (b)      4/25/2035       3,143
      4,220   Fannie Mae (+)                                                    0.46 (b)      8/25/2037       4,218
      3,965   Fannie Mae (+)                                                    1.38          9/25/2027       3,817
      9,572   Fannie Mae (+)                                                    1.50          7/25/2027       9,202
      3,752   Fannie Mae (+)                                                    1.50          9/25/2027       3,611
      3,857   Fannie Mae (+)                                                    1.50          9/25/2027       3,713
      3,914   Fannie Mae (+)                                                    1.50         10/25/2027       3,755
      1,642   Fannie Mae (+)                                                    5.00         11/25/2032       1,706
      2,692   Freddie Mac (+)                                                   0.46 (b)      3/15/2036       2,687
      4,134   Freddie Mac (+)                                                   0.71 (b)     10/15/2041       4,150
      6,467   Freddie Mac (+)                                                   2.00          9/15/2026       6,521
                                                                                                           --------
                                                                                                             46,523
                                                                                                           --------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (13.8%)
      8,836   Fannie Mae (+)                                                    2.01          7/01/2019       8,909
      2,149   Fannie Mae (+)                                                    2.05          7/01/2019       2,171
     22,741   Fannie Mae (+)                                                    2.42         11/01/2022      22,567
      4,821   Freddie Mac (+)                                                   1.69          4/25/2022       4,775
      8,500   Freddie Mac (+)                                                   2.22         12/25/2018       8,662
     10,000   Freddie Mac (+)                                                   2.31          8/25/2022       9,795
      5,000   Freddie Mac (+)                                                   2.51         11/25/2022       4,956
                                                                                                           --------
                                                                                                             61,835
                                                                                                           --------
              Total U.S. Government Agency Issues (cost: $398,771)                                          418,455
                                                                                                           --------
              U.S. TREASURY SECURITIES (3.4%)

              NOTES (3.4%)
     12,000   0.50%, 6/30/2016                                                                               12,015
      3,000   2.00%, 2/15/2022                                                                                2,982
                                                                                                           --------
              Total U.S. Treasury Securities (cost: $14,997)                                                 14,997
                                                                                                           --------

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3  | USAA Government Securities Fund

================================================================================

PRINCIPAL                                                                                                    MARKET
AMOUNT                                                                                                        VALUE
(000)         SECURITY                                                                                        (000)
-------------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (2.9%)

              REPURCHASE AGREEMENTS (2.9%)
$    13,141   Deutsche Bank Securities, Inc., 0.05%, acquired on 8/29/2014 and due 9/02/2014 at
                 $13,141(collateralized by $13,625 of Freddie Mac(+),(a), 0.75%, due 1/12/2018;
                 market value $13,404) (cost: $13,141)                                                     $ 13,141
                                                                                                           --------

              TOTAL INVESTMENTS (COST: $426,909)                                                           $446,593
                                                                                                           ========

($ IN 000s)                                                VALUATION HIERARCHY
                                                           -------------------
                                           (LEVEL 1)            (LEVEL 2)            (LEVEL 3)
                                         QUOTED PRICES            OTHER             SIGNIFICANT
                                           IN ACTIVE           SIGNIFICANT         UNOBSERVABLE
                                            MARKETS            OBSERVABLE             INPUTS
                                         FOR IDENTICAL           INPUTS
ASSETS                                       ASSETS                                                           TOTAL
-------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Issues            $          --         $   418,455         $         --         $   418,455
U.S. Treasury Securities                        14,997                  --                   --              14,997
Money Market Instruments:
  Repurchase Agreements                             --              13,141                   --              13,141
-------------------------------------------------------------------------------------------------------------------
Total                                    $      14,997         $   431,596         $         --         $   446,593
-------------------------------------------------------------------------------------------------------------------

For the period of June 1, 2014, through August 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Government Securities Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Government Securities Fund Shares (Fund Shares) and Government Securities Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

================================================================================

5  | USAA Government Securities Fund

================================================================================

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Repurchase agreements are valued at cost, which approximates market value.

4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include U.S. Government Agency Issues valued based on methods discussed in Note A1, and repurchase agreements valued at cost, which approximates fair value.

================================================================================

                                          Notes to Portfolio of Investments |  6

================================================================================

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to or in excess of the purchase price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

Investments in repurchase agreements as presented on the Portfolio of Investments are not net settlement amounts but gross. At August 31, 2014, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Portfolio of Investments.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. As of August 31, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2014, were $22,263,000 and $2,579,000, respectively, resulting in net unrealized appreciation of $19,684,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $447,825,000 at August 31, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

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7  | USAA Government Securities Fund

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SPECIFIC NOTES

(a) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.
(b) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at August 31, 2014.

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                                          Notes to Portfolio of Investments |  8


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     10/27/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     10/27/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     10/27/2014
         ------------------------------